UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Institutional Class : FNKXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,982,590,655
Number of Holdings	360
What did the Fund invest in?
(as of July 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	84.3
8-30	1.3
31-60	3.7
61-90	0.9
91-180	0.1
>180	9.4

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914426.100    1869-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Premium Class : FSNXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,982,590,655
Number of Holdings	360
What did the Fund invest in?
(as of July 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	84.3
8-30	1.3
31-60	3.7
61-90	0.9
91-180	0.1
>180	9.4

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914427.100    422-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund : FAWXX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,982,590,655
Number of Holdings	360
What did the Fund invest in?
(as of July 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	84.3
8-30	1.3
31-60	3.7
61-90	0.9
91-180	0.1
>180	9.4

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914428.100    6959-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Money Market Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New York Municipal Money Market Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 49.1%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.02% 8/7/24, VRDN (b)(c)	7,421,000	7,421,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 4.15% 8/7/24, VRDN (b)(c)	9,600,000	9,600,000
TOTAL ALABAMA		17,021,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. Series 2009 C, 3.85% 8/7/24, VRDN (b)	5,700,000	5,700,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 4.1% 8/7/24, VRDN (b)(c)	4,600,000	4,600,000
Florida - 1.1%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 3.8% 8/7/24, VRDN (b)(c)	9,200,000	9,200,000
Series 2018 B, 3.8% 8/7/24, VRDN (b)(c)	3,500,000	3,500,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 3.8% 8/7/24, VRDN (b)(c)	6,000,000	6,000,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2021, 3.75% 8/7/24, VRDN (b)(c)	5,100,000	5,100,000
Series 2024 A, 4.1% 8/7/24, VRDN (b)(c)	8,500,000	8,500,000
Series 2024 B, 3.83% 8/7/24, VRDN (b)(c)	9,100,000	9,100,000
TOTAL FLORIDA		41,400,000
Georgia - 0.2%
Monroe County Dev. Auth. Poll. Cont. Rev. (Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.75% 8/7/24, VRDN (b)	1,500,000	1,500,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 3.8% 8/7/24, VRDN (b)(c)	6,500,000	6,500,000
Series 2019, 4.1% 8/7/24, VRDN (b)(c)	600,000	600,000
TOTAL GEORGIA		8,600,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 3.9% 8/7/24, VRDN (b)(c)	1,700,000	1,700,000
Iowa - 0.7%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 3.86% 8/7/24, VRDN (b)(c)	11,800,000	11,800,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.2% 8/7/24, VRDN (b)(c)	16,600,000	16,600,000
TOTAL IOWA		28,400,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.06% 8/7/24, VRDN (b)	800,000	800,000
Series 2007 B, 4.06% 8/7/24, VRDN (b)	3,200,000	3,200,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 4.1% 8/7/24, VRDN (b)	2,800,000	2,800,000
TOTAL KANSAS		6,800,000
Kentucky - 0.2%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.6% 8/1/24, VRDN (b)(c)	200,000	200,000
Series 2020 B1, 4.6% 8/1/24, VRDN (b)(c)	1,910,000	1,910,000
Series 2021 A1, 4.6% 8/1/24, VRDN (b)(c)	6,700,000	6,700,000
Series 2021 B1, 4.65% 8/1/24, VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		8,910,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.88% 8/7/24, VRDN (b)	13,800,000	13,800,000
Series 2010 B1, 3.95% 8/7/24, VRDN (b)	11,550,000	11,550,000
TOTAL LOUISIANA		25,350,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 4.02% 8/7/24, VRDN (b)(c)	600,000	600,000
New York - 44.8%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 3.71% 8/7/24, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,885,000	3,885,000
Battery Park City Auth. Rev.:
Series 2019 D1, 3.6% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	16,700,000	16,700,000
Series 2019 D2, 3.6% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,900,000	1,900,000
New York City Gen. Oblig.:
Series 2006 E2, 3.95% 8/1/24, LOC Bank of America NA, VRDN (b)	200,000	200,000
Series 2006 E3, 3.58% 8/7/24, LOC Bank of America NA, VRDN (b)	5,645,000	5,645,000
Series 2006 E4, 3.62% 8/7/24, LOC Bank of America NA, VRDN (b)	525,000	525,000
Series 2010 G4, 3.6% 8/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	32,905,000	32,905,000
Series 2013 A2, 4% 8/1/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,035,000	4,035,000
Series 2013 A5, 3.62% 8/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	11,025,000	11,025,000
New York City Health & Hosp. Corp. Rev. Series 2008 C, 3.6% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	15,125,000	15,125,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 3.55% 8/7/24, LOC Citibank NA, VRDN (b)(c)	6,500,000	6,500,000
(Cook Street Apts. Proj.) Series A, 3.58% 8/7/24, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,580,000	3,580,000
(Granite Terrace Apts. Proj.) Series A, 3.66% 8/7/24, LOC Citibank NA, VRDN (b)(c)	2,660,000	2,660,000
(Intervale Gardens Apts.) Series A, 3.66% 8/7/24, LOC Citibank NA, VRDN (b)(c)	2,815,000	2,815,000
(Related-Upper East Proj.) Series A, 3.55% 8/7/24, LOC Landesbank Baden-Wurttemberg, VRDN (b)(c)	67,000,000	67,000,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 3.67% 8/7/24, LOC Citibank NA, VRDN (b)(c)	3,665,000	3,665,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 3.63% 8/7/24, LOC TD Banknorth, NA, VRDN (b)(c)	24,715,000	24,715,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 DD-1, 4% 8/1/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	885,000	885,000
Series 2014 AA:
3.95% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,215,000	15,215,000
4% 8/1/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	9,810,000	9,810,000
Series 2015 BB, 3.95% 8/1/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	2,615,000	2,615,000
Series 2016 AA2, 3.62% 8/7/24 (Liquidity Facility PNC Bank NA), VRDN (b)	3,200,000	3,200,000
Series 2016 CC, 3.63% 8/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	16,640,000	16,640,000
Series 2021 EE1, 4% 8/1/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	6,560,000	6,560,000
Series 2021 EE2, 4% 8/1/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	37,880,000	37,880,000
Series FF, 3.95% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,120,000	8,120,000
New York City Transitional Fin. Auth. Rev.:
Series 2013 A, 3.65% 8/7/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	15,950,000	15,950,000
Series 2013 A4, 3.95% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,215,000	4,215,000
Series 2013 C4, 3.95% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,100,000	2,100,000
Series 2013 C5, 3.6% 8/7/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	53,200,000	53,200,000
Series 2014 D4, 3.62% 8/7/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	13,950,000	13,950,000
Series 2015 A3, 4% 8/1/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	17,315,000	17,315,000
Series 2015 A4, 4% 8/1/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	430,000	430,000
Series 2018 A4, 3.95% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,215,000	1,215,000
Series 2019 B4, 3.95% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,800,000	4,800,000
New York Dorm. Auth. Rev. (Fordham Univ. Proj.) Series 2008 A1, 3.59% 8/7/24, LOC Bank of America NA, VRDN (b)	105,000	105,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 4.35% 8/1/24, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	10,600,000	10,600,000
Series 2002 A, 4.35% 8/1/24, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	47,600,000	47,600,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 3.55% 8/7/24, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	18,700,000	18,700,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.6% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	450,000	450,000
Series 2010 A:
3.7% 8/7/24, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,275,000	1,275,000
3.7% 8/7/24, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,000,000	21,000,000
Series 2013 A, 4% 8/1/24, LOC Landesbank Hessen-Thuringen, VRDN (b)	73,935,000	73,935,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 4% 8/1/24, LOC TD Banknorth, NA, VRDN (b)	1,155,000	1,155,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1G, 3.98% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	1,080,000	1,080,000
Series 2005 E, 3.67% 8/7/24, LOC Bank of America NA, VRDN (b)	1,875,000	1,875,000
Series 2005 E1, 3.6% 8/7/24, LOC Barclays Bank PLC, VRDN (b)	16,300,000	16,300,000
Series 2012 G2, 3.6% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	6,600,000	6,600,000
Series 2024 D1, 4% 8/1/24, LOC Truist Bank, VRDN (b)	5,000,000	5,000,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 3.95% 8/7/24, LOC Mizuho Bank Ltd., VRDN (b)(c)	31,790,000	31,790,000
Series 2004 C2, 3.63% 8/7/24, LOC Mizuho Bank Ltd., VRDN (b)(c)	32,310,000	32,310,000
Series 2004 C3, 3.7% 8/7/24, LOC Mizuho Bank Ltd., VRDN (b)(c)	29,100,000	29,100,000
Series 2010 A, 3.55% 8/7/24, LOC Bank of Nova Scotia, VRDN (b)(c)	22,100,000	22,100,000
Series 2010 A4, 3.95% 8/7/24, LOC Bank of Nova Scotia, VRDN (b)(c)	10,700,000	10,700,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 3.6% 8/7/24, LOC Barclays Bank PLC, VRDN (b)	11,370,000	11,370,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 3.66% 8/7/24, LOC Freddie Mac, VRDN (b)	32,750,000	32,750,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 3.67% 8/7/24, LOC Freddie Mac, VRDN (b)(c)	47,010,000	47,010,000
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green South Hsg. Proj.) Series 2005 A, 3.55% 8/7/24, LOC Freddie Mac, VRDN (b)(c)	26,000,000	26,000,000
(Saville Hsg. Proj.) Series 2002 A, 3.56% 8/7/24, LOC Freddie Mac, VRDN (b)(c)	28,100,000	28,100,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 3.55% 8/7/24, LOC Freddie Mac, VRDN (b)(c)	10,000,000	10,000,000
Series 2002 A, 3.55% 8/7/24, LOC Freddie Mac, VRDN (b)(c)	8,100,000	8,100,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 3.56% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	49,100,000	49,100,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 3.55% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	37,800,000	37,800,000
(Brittany Dev. Proj.) Series A, 3.56% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	45,000,000	45,000,000
(Sierra Dev. Proj.) Series A, 3.56% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	45,000,000	45,000,000
(Two Gold Street Proj.) Series 2006 A, 3.61% 8/7/24, LOC Fannie Mae, VRDN (b)	19,050,000	19,050,000
Series 2002 A, 3.56% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	54,600,000	54,600,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 3.63% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	16,800,000	16,800,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 3.56% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	80,600,000	80,600,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 3.56% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	12,100,000	12,100,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 3.5% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	24,320,000	24,320,000
(360 West 43rd Street Hsg. Proj.) Series A, 3.55% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	22,200,000	22,200,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 3.72% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	185,555,000	185,555,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 3.55% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	19,000,000	19,000,000
Series 2000 A, 3.55% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	13,100,000	13,100,000
(Helena Hsg. Proj.) Series 2003 A, 3.67% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	14,000,000	14,000,000
(West 20th Street Proj.) Series 2001 A:
3.65% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	7,125,000	7,125,000
3.65% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	51,000,000	51,000,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 3.65% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
Series 2002 A, 3.65% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	72,600,000	72,600,000
Series 2004 A, 3.67% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	67,900,000	67,900,000
Series 2008 A, 3.64% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	9,000,000	9,000,000
Series 2009 A, 3.61% 8/7/24, LOC Fannie Mae, VRDN (b)	9,800,000	9,800,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 3.67% 8/7/24, LOC Citibank NA, VRDN (b)(c)	3,350,000	3,350,000
TOTAL NEW YORK		1,783,985,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1995 3, SIFMA Municipal Swap Index + 0.080% 3.69% 8/30/24, VRDN (b)(c)(d)(e)	4,600,000	4,600,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1997, 4.02% 8/7/24, VRDN (b)(c)	100,000	100,000
Series 1998, 4.15% 8/7/24, VRDN (b)(c)	2,439,000	2,439,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 4.15% 8/7/24, VRDN (b)(c)	600,000	600,000
TOTAL SOUTH CAROLINA		3,139,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.15% 8/7/24, VRDN (b)	11,200,000	11,200,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 4.18% 8/7/24, VRDN (b)(c)	1,500,000	1,500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,953,505,000)		1,953,505,000

Tender Option Bond - 25.4%
	Principal Amount (a)	Value ($)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2023, 3.91% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,500,000	5,500,000
Delaware - 0.0%
Mizuho Floater / Residual Trust V Participating VRDN 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	1,400,000	1,400,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.91% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,300,000	1,300,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Bonds Series 2023 G 121, 3.81%, tender 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,100,000	1,100,000
New Jersey - 0.3%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.86% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	12,000,000	12,000,000
New York - 23.1%
Dutchess County Local Dev. Corp. Rev. Participating VRDN:
Series 2023, 3.86% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	27,255,000	27,255,000
Series Floater 2024, 3.86% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	23,500,000	23,500,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series 2022 ZF 14 06, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,250,000	2,250,000
Series 2022 ZF 14 13, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,830,000	5,830,000
Series 2022 ZL 03 52, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,665,000	1,665,000
Series 2023 0004, 3.64% 8/7/24 (Liquidity Facility Citibank NA) (b)(f)(g)	6,250,000	6,250,000
Series Floaters XF 05 49, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	8,000,000	8,000,000
Series ZF 31 77, 3.64% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	4,185,000	4,185,000
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series XF 16 26, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	2,640,000	2,640,000
Monroe County Indl. Dev. Corp. Participating VRDN Series XL 05 45, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,445,000	3,445,000
Nassau County Gen. Oblig. Participating VRDN Series XL 05 55, 4% 8/1/24 (Liquidity Facility UBS AG) (b)(f)(g)	2,320,000	2,320,000
New York City Gen. Oblig. Participating VRDN:
Series 2022 XL 03 53, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,860,000	2,860,000
Series 2022 ZL 03 74, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,800,000	1,800,000
Series Floaters E 118, 4% 8/1/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,935,000	4,935,000
Series Floaters E88, 3.65% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,830,000	4,830,000
Series Floaters XM 07 06, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,100,000	2,100,000
Series XF 13 27, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,000,000	4,000,000
Series XF 13 39, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,045,000	2,045,000
Series XF 14 44, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,875,000	1,875,000
Series XF 15 83, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,145,000	3,145,000
Series XF 15 89, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	2,000,000	2,000,000
Series XG 05 62, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,925,000	1,925,000
Series XL 04 41, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,800,000	5,800,000
Series XM 10 06, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,400,000	2,400,000
Series XM 10 09, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	4,445,000	4,445,000
Series XM 10 53, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,750,000	3,750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 2022 XL 03 68, 3.64% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,300,000	5,300,000
Series 2022 XL 03 75, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,040,000	4,040,000
Series 2022 XL 03 76, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,255,000	2,255,000
Series 2022 XL 03 77, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,785,000	4,785,000
Series 2022 XL 03 78, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	915,000	915,000
Series 2023, 3.64% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	11,755,000	11,755,000
Series Floaters E 129, 3.65% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	79,400,000	79,400,000
Series XF 13 36, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,325,000	4,325,000
Series XF 14 62, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,445,000	2,445,000
Series XF 14 97, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,620,000	3,620,000
Series XF 15 00, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	24,375,000	24,375,000
Series XF 16 46, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,500,000	3,500,000
Series XG 05 10, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,350,000	3,350,000
Series XL 03 81, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	1,875,000	1,875,000
Series XL 03 85, 3.63% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	1,370,000	1,370,000
Series ZF 31 67, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	1,875,000	1,875,000
Series ZL 03 93, 3.64% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,100,000	2,100,000
Series ZL 05 17, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	1,665,000	1,665,000
New York City Transitional Fin. Auth. Participating VRDN:
Series MS 00 19, 3.76% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	14,610,000	14,610,000
Series XF 31 82, 3.64% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,755,000	2,755,000
Series XG 05 24, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	8,375,000	8,375,000
Series XX 13 23, 3.64% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,000,000	6,000,000
Series XX 13 24, 3.64% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,500,000	7,500,000
Series ZF 31 78, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,400,000	3,400,000
Series ZF 31 79, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,400,000	3,400,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 2022 XF 14 16, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,000,000	3,000,000
Series 2022 XF 14 20, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	4,800,000	4,800,000
Series 2022 XF 30 21, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,600,000	3,600,000
Series 2022 XF 30 47, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,400,000	2,400,000
Series 2022 XM 10 69, 3.64% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,445,000	2,445,000
Series 2022 XM 10 70, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,280,000	3,280,000
Series 2022 ZF 30 63, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,750,000	3,750,000
Series 2022 ZL 03 45, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,935,000	3,935,000
Series 2023, 3.64% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,300,000	3,300,000
Series Floaters XF 27 31, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,805,000	3,805,000
Series XF 15 35, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,000,000	3,000,000
Series XF 15 87, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,700,000	2,700,000
Series XF 16 29, 4.05% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	16,245,000	16,245,000
Series XF 16 38, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,000,000	2,000,000
Series XF 16 43, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,910,000	2,910,000
Series XF 16 44, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,470,000	6,470,000
Series ZL 03 58, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,000,000	5,000,000
New York Dorm. Auth. Rev. Participating VRDN:
Series E-146, 3.65% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,000,000	3,000,000
Series XG 02 76, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,255,000	2,255,000
Series XG 03 75, 3.66% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,415,000	3,415,000
Series XL 04 63, 3.64% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,215,000	5,215,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 08 65, 3.66% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	5,670,000	5,670,000
Series XF 16 14, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,245,000	1,245,000
Series XF 28 68, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,805,000	6,805,000
Series XF 28 78, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	16,900,000	16,900,000
Series XF 30 00, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	116,275,000	116,275,000
Series XF 30 70, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	30,365,000	30,365,000
Series XF 31 05, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	20,255,000	20,255,000
Series XG 02 90, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	17,100,000	17,100,000
Series XX 11 56, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,165,000	9,165,000
New York State Envir. Facilities Corp. Rev. Participating VRDN Series XF 14 42, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	7,125,000	7,125,000
New York State Mtg. Agcy. Homeowner Mtg. Participating VRDN:
Series XF 15 21, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	1,660,000	1,660,000
Series XG 05 61, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,370,000	2,370,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 08 47, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	7,780,000	7,780,000
Series XX 11 27, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,220,000	5,220,000
New York Trans. Dev. Corp. Participating VRDN:
Series 2022 E 154, 3.71% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	106,350,000	106,350,000
Series Floaters XX 10 38, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,835,000	5,835,000
Series XF 30 65, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,995,000	5,995,000
Series XF 32 29, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	16,540,000	16,540,000
Series XG 05 42, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	14,000,000	14,000,000
Series XL 05 26, 3.66% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	7,275,000	7,275,000
Series XL 05 27, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	15,085,000	15,085,000
Series ZF 32 14, 3.65% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	13,330,000	13,330,000
Tender Option Bond Trust Receipts Participating VRDN 3.95% 8/1/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,880,000	3,880,000
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series 2022 XF 13 82, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,100,000	2,100,000
Series 2022 XF 13 83, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,050,000	3,050,000
Series 2022 XG 04 05, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,875,000	1,875,000
Series 2022 XM 09 93, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,000,000	4,000,000
Series XM 09 94, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,335,000	5,335,000
Series XM 09 95, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,665,000	2,665,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 2022 ZF 30 57, 3.64% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,750,000	2,750,000
Series 2022 ZL 03 40, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,500,000	2,500,000
Series XF 13 50, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,200,000	3,200,000
Series XF 13 93, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	8,040,000	8,040,000
Series XF 14 95, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	1,565,000	1,565,000
Series XF 16 15, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	8,225,000	8,225,000
Series XF 16 51, 3.64% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,750,000	3,750,000
Series XF 16 65, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,305,000	3,305,000
Series XL 02 74, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,665,000	1,665,000
Series XM 10 31, 3.64% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,750,000	3,750,000
TOTAL NEW YORK		920,765,000
New York And New Jersey - 1.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 2022 ZL 03 73, 3.65% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	1,750,000	1,750,000
Series 2023 G, 3.67% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	5,800,000	5,800,000
Series Floater 2023-0009, 3.64% 8/7/24 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	5,700,000	5,700,000
Series X3 03 37, 3.67% 8/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	10,125,000	10,125,000
Series XF 14 53, 3.66% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,740,000	1,740,000
Series XF 14 54, 3.66% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,310,000	2,310,000
Series XF 16 22, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,475,000	1,475,000
Series XF 31 84, 3.64% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	8,975,000	8,975,000
Series XG 03 79, 3.67% 8/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,940,000	1,940,000
Series XG 03 94, 3.67% 8/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	5,940,000	5,940,000
Series XG 04 38, 3.67% 8/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	2,940,000	2,940,000
Series XG 05 26, 3.67% 8/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	2,400,000	2,400,000
Series XL 05 36, 3.66% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	3,300,000	3,300,000
Series YX 11 78, 3.68% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,225,000	4,225,000
Series ZF 16 99, 3.65% 8/7/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,635,000	1,635,000
Series ZL 02 70, 3.68% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,470,000	1,470,000
TOTAL NEW YORK AND NEW JERSEY		61,725,000
Pennsylvania - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 77, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	2,300,000	2,300,000
Texas - 0.1%
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.81%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)(g)	1,100,000	1,100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XF 32 03, 3.76% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,000,000	2,000,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series MS 00 17, 3.76% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	1,500,000	1,500,000
TOTAL TEXAS		4,600,000
Washington - 0.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.81%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)(g)	760,000	760,000
Port of Seattle Rev. Participating VRDN Series XM 10 27, 3.75% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,000,000	2,000,000
TOTAL WASHINGTON		2,760,000
TOTAL TENDER OPTION BOND (Cost $1,013,450,000)		1,013,450,000

Other Municipal Security - 15.1%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.86%, tender 2/26/25 (b)(e)	1,100,000	1,100,000
New York - 15.0%
Albany City School District BAN Series 2024 A, 4.5% 4/17/25	10,100,000	10,160,130
Broome County Gen. Oblig. BAN Series 2024, 4.5% 4/25/25	34,700,000	34,900,528
Burnt Hills Ballston Lake NY BAN Series 2024, 4.5% 6/20/25	5,000,000	5,038,406
Chautauqua Lake Central School District BAN Series 2023, 4.5% 12/13/24	600,000	601,695
Cheektowaga-Maryvale Union Free School District BAN Series 2024, 4.5% 6/24/25	25,850,000	26,031,171
Corning School District Gen. Oblig. BAN Series 2024 B, 4.5% 6/20/25	39,800,000	40,112,756
County of Chemung Gen. Oblig. BAN:
Series 2023 A, 4.25% 8/29/24	1,560,000	1,560,000
Series 2023 C, 4% 8/29/24	1,370,000	1,370,030
East Rockaway Ufsd New York BAN Series 2024, 4.5% 6/13/25	6,000,000	6,042,076
Glens Falls City School District BAN Series 2024, 4.5% 6/18/25	21,000,000	21,156,798
Grand Island County BAN Series 2023, 4.75% 10/4/24	609,595	610,333
Greece Central School District BAN Series 2024, 4.5% 6/27/25	10,175,000	10,242,339
Island Trees Ufsd New York BAN Series 2024, 4.5% 6/18/25	6,675,000	6,721,376
Islip Gen. Oblig. BAN Series 2024, 4.5% 5/8/25	14,085,000	14,185,162
Kenmore BAN Series 2024, 4.5% 5/16/25	12,601,420	12,679,075
Kenmore-Tonawanda Union Free School District BAN Series 2024, 4.5% 6/26/25	15,000,000	15,117,358
Livonia N Y Cent School District BAN Series 2024, 4.5% 7/23/25	30,854,965	31,095,718
New York City Gen. Oblig. Bonds:
Series 2013 H, 5% 8/1/24	125,000	125,000
Series 2015 1, 5% 8/1/24	1,910,000	1,910,000
Series 2015 A:
5% 8/1/24	525,000	525,000
5% 8/1/24	775,000	775,000
Series 2015 B, 5% 8/1/24	250,000	250,000
Series 2015 C, 5% 8/1/24	2,090,000	2,090,000
Series 2016 E, 5% 8/1/24	350,000	350,000
Series 2017 C, 5% 8/1/24	4,705,000	4,705,000
Series 2017, 5% 8/1/24	1,815,000	1,815,000
Series 2018 1, 5% 8/1/24	1,180,000	1,180,000
Series 2018 A:
4% 8/1/24	200,000	200,000
5% 8/1/24	1,610,000	1,610,000
5% 8/1/24	520,000	520,000
Series 2018 B, 5% 8/1/24	275,000	275,000
Series 2018 D, 5% 8/1/24	645,000	645,000
Series 2019 B1, 4% 10/1/24	300,000	300,058
Series 2019 E, 5% 8/1/24	4,845,000	4,845,000
Series 2020 B1, 5% 10/1/24	725,000	726,358
Series 2021 A1, 5% 8/1/24	345,000	345,000
Series 2021 C, 5% 8/1/24	2,865,000	2,865,000
Series 2021 F1, 4% 3/1/25	175,000	175,392
Series 2022 B1, 5% 8/1/24	1,915,000	1,915,000
Series 2022 C, 5% 8/1/24	275,000	275,000
Series 2023 C, 5% 8/1/24	4,995,000	4,995,000
Series 2023 E, 5% 4/1/25	400,000	403,613
Series C:
5% 8/1/24	1,670,000	1,670,000
5% 8/1/24	290,000	290,000
Series J, 5% 8/1/24	4,680,000	4,680,000
Series J4, 5% 8/1/24	2,260,000	2,260,000
New York City Health & Hosp. Corp. Rev. Bonds Series A, 5% 2/15/25	650,000	654,532
New York City Transitional Fin. Auth. Bonds:
Series 2017, 5% 8/1/24	7,485,000	7,485,000
Series 2019 A1, 5% 8/1/24	625,000	625,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 1999 A1, 5% 11/1/24	415,000	416,229
Series 2014 B1, 5% 11/1/24	200,000	200,114
Series 2015 B1, 5% 8/1/24	435,000	435,000
Series 2015 C, 5% 11/1/24	490,000	491,293
Series 2016 E1, 5% 2/1/25	115,000	115,777
Series 2018 B1, 5% 8/1/24	215,000	215,000
Series 2021 F1, 5% 11/1/24	290,000	290,988
Series 2022 B1, 5% 8/1/24	1,020,000	1,020,000
Series 2022 F1, 5% 2/1/25	200,000	201,429
Series 2023 A1, 5% 8/1/24	430,000	430,000
Series 2023 B1, 5% 11/1/24	345,000	346,067
Series 2023 D1, 5% 11/1/24	650,000	652,013
Series 2023 E1, 5% 11/1/24	585,000	586,979
Series 2023 F, 5% 2/1/25	100,000	100,648
Series B1, 5% 8/1/24	230,000	230,000
New York City Trust For Cultural Bonds:
Series 2024 B1, 0.000% x SIFMA Municipal Swap Index 3.65%, tender 4/7/25 (b)(e)	16,745,000	16,745,000
Series 2024, SIFMA Municipal Swap Index + 0.040% 3.65%, tender 11/11/24 (b)(e)	12,370,000	12,370,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2017 B2, 5% 11/15/24	575,000	577,066
New York Metropolitan Trans. Auth. Rev. Bonds Series 2014 D1, 5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	150,000	150,658
New York Pwr. Auth. Series 2024:
3.58% 9/10/24, CP	40,400,000	40,400,000
3.62% 10/9/24, CP	27,000,000	27,000,000
3.65% 9/5/24, CP	35,000,000	35,000,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A:
4% 10/15/24 (Pre-Refunded to 10/15/24 @ 100)	2,560,000	2,561,727
5% 10/15/24 (Pre-Refunded to 10/15/24 @ 100)	850,000	852,298
5% 10/15/24 (Pre-Refunded to 10/15/24 @ 100)	830,000	832,252
5% 10/15/24 (Pre-Refunded to 10/15/24 @ 100)	2,590,000	2,596,776
New York Urban Dev. Corp. Rev. Bonds Series 2017 A, 5% 3/15/25 (Escrowed to Maturity)	130,000	131,039
North Hempstead Gen. Oblig. BAN Series 2024 A, 4% 3/21/25	300,000	300,399
North Shore Central School District BAN Series 2024, 4.5% 4/25/25	21,260,000	21,398,100
Orchard Park Central School District BAN Series 2024, 4.5% 5/2/25	9,000,000	9,056,009
Oyster Bay Gen. Oblig.:
BAN:
Series 2023, 4.75% 8/23/24	4,945,000	4,947,650
Series 2024, 4% 3/7/25	1,142,495	1,145,301
Bonds Series 2022, 5% 8/1/24	250,000	250,000
Port Jervis NY City School District BAN Series 2024, 4.5% 6/27/25	5,000,000	5,037,567
Tonawanda BAN Series 2024, 4.5% 5/29/25	12,333,000	12,416,321
Tonawanda Town BAN Series 2023, 4.5% 8/23/24	2,945,000	2,945,812
Triborough Bridge & Tunnel Auth. Bonds:
Series 2022 B, 5% 5/15/25	200,000	202,223
Series 2023 A, 5% 11/15/24	3,665,000	3,679,051
Triborough Bridge & Tunnel Auth. Revs. Bonds:
Series 2017 A, 5% 11/15/24	100,000	100,396
Series 2017 C1, 5% 11/15/24	430,000	431,452
Series 2023 A, 5% 11/15/24	315,000	316,253
Series 2023 B2, 5% 11/15/24	140,000	140,404
Vestal Gen. Oblig. BAN:
Series 2023 A, 5% 8/9/24	8,489,212	8,491,573
Series 2024 A, 4.25% 8/8/25 (h)	8,814,532	8,880,905
Village of Garden City BAN Series 2024, 4% 2/14/25	125,000	125,344
Vly Cent School District Montgmery BAN Series 2024, 4.5% 6/19/25	6,900,000	6,947,549
Voorheesville Cent School District BAN Series 2024, 4.5% 7/10/25	12,500,000	12,585,985
Wallkill Cent School District BAN Series 2024, 4.5% 6/26/25	13,832,318	13,940,541
Webster Town BAN Series 2023, 5% 8/28/24	28,400,000	28,426,260
West Genesee Cent School District BAN Series 2024 B, 4.5% 7/18/25	9,044,168	9,107,832
West Seneca Central School District BAN Series 2024, 4.5% 6/27/25	11,500,000	11,584,241
TOTAL NEW YORK		596,515,425
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Bonds:
Series 188, 5% 5/1/25 (c)	200,000	201,611
Series 2017, 5% 11/15/24	525,000	526,846
Series 2022 231, 5% 8/1/24 (c)	1,330,000	1,330,000
Series 207, 5% 9/15/24 (c)	1,235,000	1,236,692
TOTAL NEW YORK AND NEW JERSEY		3,295,149
TOTAL OTHER MUNICIPAL SECURITY (Cost $600,910,574)		600,910,574

Investment Company - 10.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (i)(j) (Cost $401,458,636)	401,379,803	401,458,636

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,969,324,210)	3,969,324,210
NET OTHER ASSETS (LIABILITIES) - 0.3%	13,266,445
NET ASSETS - 100.0%	3,982,590,655

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,160,000 or 0.3% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.81%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada)	5/01/24	760,000

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.81%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada)	3/01/24	1,100,000

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 77, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	2,300,000

Mizuho Floater / Residual Trust V Participating VRDN 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	1,400,000

Port Auth. of New York & New Jersey Series 1995 3, SIFMA Municipal Swap Index + 0.080% 3.69% 8/30/24, VRDN	10/17/19 - 3/06/20	4,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	298,152,611	744,655,827	641,335,306	6,954,980	(14,496)	-	401,458,636	17.5%
Total	298,152,611	744,655,827	641,335,306	6,954,980	(14,496)	-	401,458,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,567,865,574)	$3,567,865,574
Fidelity Central Funds (cost $401,458,636)	401,458,636

Total Investment in Securities (cost $3,969,324,210)		$3,969,324,210
Cash		4,825
Receivable for investments sold		1,000,000
Receivable for fund shares sold		13,472,750
Interest receivable		16,604,694
Distributions receivable from Fidelity Central Funds		1,098,904
Receivable from investment adviser for expense reductions		93,007
Other receivables		534
Total assets		4,001,598,924
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,880,905
Payable for fund shares redeemed	8,420,019
Distributions payable	801,756
Accrued management fee	665,794
Other affiliated payables	239,795
Total liabilities		19,008,269
Net Assets		$3,982,590,655
Net Assets consist of:
Paid in capital		$3,982,719,609
Total accumulated earnings (loss)		(128,954)
Net Assets		$3,982,590,655

Net Asset Value and Maximum Offering Price
Fidelity New York Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($54,084,986 ÷ 54,115,610 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($2,353,098,995 ÷ 2,351,218,262 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,575,406,674 ÷ 1,573,994,230 shares)		$1.00
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$57,487,107
Income from Fidelity Central Funds		6,954,980
Total income		64,442,087
Expenses
Management fee	$3,690,734
Transfer agent fees	1,348,190
Independent trustees' fees and expenses	4,731
Total expenses before reductions	5,043,655
Expense reductions	(537,788)
Total expenses after reductions		4,505,867
Net Investment income (loss)		59,936,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,972
Fidelity Central Funds	(14,496)
Total net realized gain (loss)		(11,524)
Net increase in net assets resulting from operations		$59,924,696
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,936,220	$91,636,176
Net realized gain (loss)	(11,524)	(82,657)
Net increase in net assets resulting from operations	59,924,696	91,553,519
Distributions to shareholders	(59,933,972)	(91,632,503)

Share transactions - net increase (decrease)	671,882,671	619,589,664
Total increase (decrease) in net assets	671,873,395	619,510,680

Net Assets
Beginning of period	3,310,717,260	2,691,206,580
End of period	$3,982,590,655	$3,310,717,260

Financial Highlights
Fidelity® New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.015	.030	.007
Net realized and unrealized gain (loss) C	-	-	-
Total from investment operations	.015	.030	.007
Distributions from net investment income	(.015)	(.030)	(.007)
Total distributions	(.015)	(.030)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return D,E	1.54%	3.01%	.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42% H
Expenses net of fee waivers, if any	.42 % H	.42%	.42% H
Expenses net of all reductions	.42% H	.42%	.42% H
Net investment income (loss)	3.08% H	2.98%	2.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$54,085	$45,555	$7,290

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® New York Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.032	.012	- B	.004	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.016	.032	.012	- B	.004	.013
Distributions from net investment income	(.016)	(.032)	(.012)	- B	(.004)	(.013)
Distributions from net realized gain	-	-	-	-	- B	- B
Total distributions	(.016)	(.032)	(.012)	- B	(.004)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.66%	3.24%	1.23%	.01%	.39%	1.28%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.26%	.25%	.25%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.09%	.20%	.20%
Expenses net of all reductions	.20% G	.20%	.20%	.09%	.20%	.20%
Net investment income (loss)	3.30% G	3.19%	1.46%	.01%	.42%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,353,099	$1,784,811	$1,392,460	$950,125	$1,274,107	$1,968,318

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® New York Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.031	.011	- B	.003	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.016	.031	.011	- B	.003	.012
Distributions from net investment income	(.016)	(.031)	(.011)	- B	(.003)	(.012)
Distributions from net realized gain	-	-	-	-	- B	- B
Total distributions	(.016)	(.031)	(.011)	- B	(.003)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.61%	3.14%	1.14%	.01%	.33%	1.18%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.31%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.29%	.09%	.26%	.30%
Expenses net of all reductions	.30% G	.30%	.29%	.09%	.26%	.30%
Net investment income (loss)	3.20% G	3.09%	1.36%	.01%	.35%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,575,407	$1,480,352	$1,291,457	$405,747	$468,986	$566,254

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New York Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,535
Gross unrealized depreciation	(3,535)
Net unrealized appreciation (depreciation)	$-
Tax cost	$3,969,324,210

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(217,657)
Total capital loss carryforward	$(217,657)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity New York Municipal Money Market Fund	51,714.22
Institutional Class	527,750.05
Premium Class	768,726.10
	1,348,190

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity New York Municipal Money Market Fund	54,545,000	29,045,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $537,129.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $659.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity New York Municipal Money Market Fund
Distributions to shareholders
Fidelity New York Municipal Money Market Fund	$720,065	$980,417
Institutional Class	34,705,682	47,979,195
Premium Class	24,508,225	42,672,891
Total	$59,933,972	$91,632,503
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity New York Municipal Money Market Fund
Fidelity New York Municipal Money Market Fund
Shares sold	38,125,535	113,122,085	$38,125,535	$113,122,085
Reinvestment of distributions	654,992	865,096	654,992	865,096
Shares redeemed	(30,238,004)	(75,705,071)	(30,238,004)	(75,705,071)
Net increase (decrease)	8,542,523	38,282,110	$8,542,523	$38,282,110
Institutional Class
Shares sold	1,784,378,055	2,550,591,604	$1,784,378,055	$2,550,591,604
Reinvestment of distributions	31,259,695	42,160,703	31,259,695	42,160,703
Shares redeemed	(1,247,512,156)	(2,200,434,552)	(1,247,512,156)	(2,200,434,552)
Net increase (decrease)	568,125,594	392,317,755	$568,125,594	$392,317,755
Premium Class
Shares sold	601,402,241	1,100,522,311	$601,402,241	$1,100,522,311
Reinvestment of distributions	22,067,025	39,181,238	22,067,025	39,181,238
Shares redeemed	(528,254,713)	(950,713,751)	(528,254,712)	(950,713,750)
Net increase (decrease)	95,214,553	188,989,798	$95,214,554	$188,989,799
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.536272.127
NYS-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024